State Street Treasury Obligations Money Market Fund Expense Example - State Street Treasury Obligations Money Market Fund - State Street Treasury Obligations Money Market Fund	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	34
Expense Example, with Redemption, 5 Years	61
Expense Example, with Redemption, 10 Years	$ 140